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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.  20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:     September 30, 2010

Check here if Amendment [ ]; Amendment Number:

     This Amendment (Check only one.):    [ ]  is a restatement.
                                          [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        Blue Harbour Group, LP
Address:     646 Steamboat Rd.
             Greenwich, Connecticut 06830

Form  13F  File Number: 028-11705
                        ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Clifton S. Robbins
Title:         Chief Executive Officer
Phone:         203.422.6565

Signature, Place, and Date of Signing:


/s/ Clifton S. Robbins     Greenwich, Connecticut          November 15, 2010
-----------------------    ----------------------          -----------------
      [Signature]               [City, State]                   [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                                0
                                                           --------

Form 13F Information Table Entry Total:                          13
                                                           --------

Form 13F Information Table Value Total:                    $561,225
                                                           --------
                                                          (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


     NONE

                                                  Blue Harbour Group, LP
                                                Form 13F Information Table
                                             Quarter ended September 30, 2010

                         TITLE                 VALUE     SHRS or   SH/  PUT/  INV.  OTR             VOTING AUTHORITY
NAME OF ISSUER          OF CLASS    CUSIP    (x$1000)   PRN AMT   PRN  CALL  DISC.  MNGRS        SOLE        SHARED  NONE
----------------------  --------  ---------  --------  ---------  ---  ----  -----  -----  ----------------  ------  ----
BALLY TECHNOLOGIES INC  COM       05874B107    4,760     136,199  SH         SOLE          x
CACI INTL INC           CL A      127190304   76,686   1,694,342  SH         SOLE          x
FTI CONSULTING INC      COM       302941109   18,555     534,883  SH         SOLE          x
JACK IN THE BOX INC     COM       466367109   61,121   2,850,816  SH         SOLE          x
LAWSON SOFTWARE INC NEW COM       52078P102    1,312     154,907  SH         SOLE          x
LIFE TECHNOLOGIES CORP  COM       53217V109   72,050   1,543,147  SH         SOLE          x
MANTECH INTL CORP       CL A      564563104   18,802     474,799  SH         SOLE          x
NOVELL INC              COM       670006105   34,323   5,749,265  SH         SOLE          x
ONEOK INC NEW           COM       682680103   58,529   1,299,483  SH         SOLE          x
PHILLIPS VAN HEUSEN
CORP                    COM       718592108   80,869   1,344,227  SH         SOLE          x
SAVVIS INC              COM NEW   805423308   62,043   2,943,196  SH         SOLE          x
VALUECLICK INC          COM       92046N102   45,958   3,513,580  SH         SOLE          x
WEBSENSE INC            COM       947684106   26,217   1,477,834  SH         SOLE          x



                                  Total      561,225